Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account	$ 36,801,181	$ 168,759,775	$ 151,500,227
Total	36,801,181	168,759,775
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account	36,801,181	168,759,775	151,500,227
Total	36,801,181	168,759,775
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account
Total
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account
Total